Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.20	31.12.19	31.12.18

Tax expense / (benefit)
Swiss
Current	482	365	469
Deferred	116	265	2,377
Total Swiss	598	630	2,846
Non-Swiss
Current	749	426	575
Deferred	236	211	(1,953)
Total non-Swiss	985	637	(1,378)
Total income tax expense / (benefit) recognized in the income statement	1,583	1,267	1,468

Income tax recognized in the income statement

Income tax expenses of USD 1,583 million were recognized for the Group in 2020, representing an effective tax rate of 19.4%. This included Swiss tax expenses of USD 598 million and non-Swiss tax expenses of USD 985 million.

The Swiss tax expenses included current tax expenses of USD 482 million related to taxable profits of UBS Switzerland AG and other Swiss entities. They also included deferred tax expenses of USD 116 million, which primarily reflect the amortization of deferred tax assets (DTAs) previously recognized in relation to deductible temporary differences.

The non-Swiss tax expenses included current tax expenses of USD 749 million related to taxable profits earned by non-Swiss subsidiaries and branches, and net deferred tax expenses of USD 236 million. Expenses of USD 444 million, primarily relating to the amortization of DTAs previously recognized in relation to tax losses carried forward and deductible temporary differences of UBS Americas Inc., were partly offset by a net benefit of USD 208 million in respect of the remeasurement of DTAs. This net benefit included net upward remeasurements of DTAs of USD 146 million for certain entities, primarily in connection with our business planning process, and USD 62 million in respect of additional DTA recognition that resulted from the contribution of real estate assets by UBS AG to UBS Americas Inc. and UBS Financial Services Inc. in 2020. This allowed the full recognition of DTAs in respect of the associated historic real estate costs that were previously capitalized for US tax purposes under the elections that were made in the fourth quarter of 2018.

The effective tax rate for 2020 of 19.4% is lower than the Group’s normal tax rate of around 25%, mainly as a result of the aforementioned deferred tax benefit of USD 208 million in respect of the remeasurement of DTAs and also because no net tax expense was recognized in respect of the pre-tax gain of USD 631 million in relation to the sale of a majority stake in Fondcenter AG.

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Operating profit / (loss) before tax	8,155	5,577	5,991
of which: Swiss	3,403	2,571	1,843
of which: non-Swiss	4,752	3,006	4,148
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,590	1,143	1,258
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	110	82	55
Tax effects of losses not recognized	144	131	223
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower-taxed income	(394)	(351)	(430)
Non-deductible expenses and additional taxable income	385	732	905
Adjustments related to prior years – current tax	(67)	(5)	114
Adjustments related to prior years – deferred tax	12	(6)	26
Change in deferred tax recognition	(381)	(294)	(795)
Adjustments to deferred tax balances arising from changes in tax rates	234	(9)	0
Other items	161	107	137
Income tax expense / (benefit)	1,583	1,267	1,468

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Component

Description

Non-Swiss tax rates differing from Swiss tax rate

To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and the tax expense calculated by applying the local tax rate on those profits is reversed.

Non-taxable and lower-taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity but is not included in its profit that is reported in the financial statements, as well as expenses for the year that are non-deductible (e.g., client entertainment costs are not deductible in certain locations).

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years (e.g., if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements).

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years (e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts).

Change in deferred tax recognition

This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

A net tax expense of USD 237 million was recognized in Other comprehensive income (2019: net expense of USD 326 million) and a net tax benefit of USD 18 million recognized in Share premium (2019: benefit of USD 11 million).

Deferred tax assets and liabilities

The Group has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences, and also deferred tax liabilities in respect of taxable temporary differences, as shown in the table below. The valuation allowances reflect DTAs that were not recognized because, as of the last remeasurement period, management did not consider it probable that there would be sufficient future taxable profits available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2020, USD 8.8 billion related to the US and USD 0.4 billion related to other locations (as of 31 December 2019, USD 9.3 billion related to the US and USD 0.2 billion related to other locations).

The recognition of DTAs is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available that would result in additional future taxable income and these would be utilized, if necessary.

As of 31 December 2020, the Group has recognized DTAs of USD 138 million (31 December 2019: USD 75 million) in respect of entities that incurred losses in either the current or preceding year.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates, and interests in joint arrangements, except to the extent that the Group can control the timing of the reversal of the associated taxable temporary difference and it is probable that such will not reverse in the foreseeable future. However, as of 31 December 2020, this exception was not considered to apply to any taxable temporary differences.

USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,384	(565)	3,819	4,197	(613)	3,583
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,128	(173)	955	1,091	(179)	912
of which: related to trading assets	23	(6)	16	99	(5)	93
of which: other	966	(386)	580	788	(429)	359
Total deferred tax assets	18,492	(9,280)	9,212	19,022	(9,474)	9,548

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			108			126
Total deferred tax liabilities			564			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

As of 31 December 2020, USD 16.3 billion of the unrecognized tax losses carried forward related to the US (these primarily related to UBS AG’s US branch), USD 13.8 billion related to the UK and USD 5.0 billion related to other locations (as of 31 December 2019, USD 17.8 billion related to the US, USD 14.9 billion related to the UK and USD 5.0 billion related to other locations).

In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years. However, US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely, although the utilization of such losses is limited to 80% of the entity’s future year taxable profits for the US and generally to 25% thereof for the UK. The amounts of US tax loss carry-forwards that are included in the table below are based on their amount for federal tax purposes rather than for state and local tax purposes.

Unrecognized tax loss carry-forwards
USD million	31.12.20	31.12.19
Within 1 year	146	13
From 2 to 5 years	638	609
From 6 to 10 years	13,257	14,712
From 11 to 20 years	3,858	4,030
No expiry	17,227	18,364
Total	35,127	37,728

UBS AG
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.20	31.12.19	31.12.18

Tax expense / (benefit)
Swiss
Current	417	336	434
Deferred	107	246	2,326
Total Swiss	524	582	2,760
Non-Swiss
Current	715	402	537
Deferred	248	214	(1,952)
Total non-Swiss	963	616	(1,415)
Total income tax expense / (benefit) recognized in the income statement	1,488	1,198	1,345

Income tax recognized in the income statement

Income tax expenses of USD 1,488 million were recognized for UBS AG in 2020, representing an effective tax rate of 19.3%. This included Swiss tax expenses of USD 524 million and non-Swiss tax expenses of USD 963 million.

The Swiss tax expenses included current tax expenses of USD 417 million related to taxable profits of UBS Switzerland AG and other Swiss entities. They also included deferred tax expenses of USD 107 million, which primarily reflect the amortization of deferred tax assets (DTAs) previously recognized in relation to deductible temporary differences.

The non-Swiss tax expenses included current tax expenses of USD 715 million related to taxable profits earned by non-Swiss subsidiaries and branches, and net deferred tax expenses of USD 248 million. Expenses of USD 456 million, primarily relating to the amortization of DTAs previously recognized in relation to tax losses carried forward and deductible temporary differences of UBS Americas Inc., were partly offset by a net benefit of USD 208 million in respect of the remeasurement of DTAs. This net benefit included net upward remeasurements of DTAs of USD 146 million for certain entities, primarily in connection with our business planning process, and USD 62 million in respect of additional DTA recognition that resulted from the contribution of real estate assets by UBS AG to UBS Americas Inc. and UBS Financial Services Inc. in 2020. This allowed the full recognition of DTAs in respect of the associated historic real estate costs that were previously capitalized for US tax purposes under the elections that were made in the fourth quarter of 2018.

The effective tax rate for 2020 of 19.3% is lower than UBS AG’s normal tax rate of around 25%, mainly as a result of the aforementioned deferred tax benefit of USD 208 million in respect of the remeasurement of DTAs and also because no net tax expense was recognized in respect of the pre-tax gain of USD 631 million in relation to the sale of a majority stake in Fondcenter AG.

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Operating profit / (loss) before tax	7,699	5,169	5,458
of which: Swiss	3,042	2,297	1,427
of which: non-Swiss	4,657	2,872	4,031
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,501	1,060	1,146
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	96	72	68
Tax effects of losses not recognized	144	131	222
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower-taxed income	(381)	(305)	(419)
Non-deductible expenses and additional taxable income	373	713	883
Adjustments related to prior years – current tax	(66)	1	114
Adjustments related to prior years – deferred tax	18	(6)	27
Change in deferred tax recognition	(383)	(293)	(802)
Adjustments to deferred tax balances arising from changes in tax rates	235	(9)	0
Other items	163	99	130
Income tax expense / (benefit)	1,488	1,198	1,345

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Component

Description

Non-Swiss tax rates differing from Swiss tax rate

To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and the tax expense calculated by applying the local tax rate on those profits is reversed.

Non-taxable and lower-taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity but is not included in its profit that is reported in the financial statements, as well as expenses for the year that are non-deductible (e.g., client entertainment costs are not deductible in certain locations).

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years (e.g., if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements).

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years (e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts).

Change in deferred tax recognition

This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

A net tax expense of USD 258 million was recognized in Other comprehensive income (2019: net expense of USD 327 million) and a net tax benefit of USD 1 million recognized in Share premium (2019: benefit of USD 11 million).

Deferred tax assets and liabilities

UBS AG has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences, and also deferred tax liabilities in respect of taxable temporary differences, as shown in the table below. The valuation allowances reflect DTAs that were not recognized because, as of the last remeasurement period, management did not consider it probable that there would be sufficient future taxable profits available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2020, USD 8.8 billion related to the US and USD 0.4 billion related to other locations (as of 31 December 2019, USD 9.3 billion related to the US and USD 0.2 billion related to other locations).

The recognition of DTAs is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available that would result in additional future taxable income and these would be utilized, if necessary.

As of 31 December 2020, UBS AG has recognized DTAs of USD 138 million (31 December 2019: USD 75 million) in respect of entities that incurred losses in either the current or preceding year.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates, and interests in joint arrangements, except to the extent that UBS AG can control the timing of the reversal of the associated taxable temporary difference and it is probable that such will not reverse in the foreseeable future. However, as of 31 December 2020, this exception was not considered to apply to any taxable temporary differences.

USD million		31.12.20			31.12.19[1]
Deferred tax assets[2]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,108	(8,715)	5,393	14,826	(8,861)	5,965
Temporary differences	4,343	(561)	3,782	4,169	(610)	3,559
of which: related to real estate costs capitalized for US tax purposes	2,268	0	2,268	2,219	0	2,219
of which: related to compensation and benefits	1,112	(173)	939	1,086	(179)	907
of which: related to trading assets	23	(5)	16	99	(5)	93
of which: other	940	(383)	558	765	(426)	340
Total deferred tax assets	18,450	(9,276)	9,174	18,995	(9,471)	9,524

Deferred tax liabilities
Goodwill and intangible assets			31			29
Cash flow hedges			425			156
Other			102			126
Total deferred tax liabilities			558			311
1 Comparative-period information has been restated. Refer to Note 1b for more information. 2 Less deferred tax liabilities as applicable.

As of 31 December 2020, USD 16.3 billion of the unrecognized tax losses carried forward related to the US (these primarily related to UBS AG’s US branch), USD 13.8 billion related to the UK and USD 5.0 billion related to other locations (as of 31 December 2019, USD 17.8 billion related to the US, USD 14.9 billion related to the UK and USD 5.0 billion related to other locations).

In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years. However, US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely, although the utilization of such losses is limited to 80% of the entity’s future year taxable profits for the US and generally to 25% thereof for the UK. The amounts of US tax loss carry-forwards that are included in the table below are based on their amount for federal tax purposes rather than for state and local tax purposes.

Unrecognized tax loss carry-forwards
USD million	31.12.20	31.12.19
Within 1 year	146	13
From 2 to 5 years	638	609
From 6 to 10 years	13,257	14,712
From 11 to 20 years	3,858	4,030
No expiry	17,227	18,364
Total	35,127	37,728